DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
Brookfield Infrastructure’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk, commodity risk and other price risk), credit risk and liquidity risk. Brookfield Infrastructure and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2024 and 2023 were as follows:

US$ MILLIONS	Note	2024	2023
Foreign exchange contracts	(a)	$2,460	$3,531
Interest rates swaps and other	(b)	19,108	17,632
Commodity contracts		36	113
		$21,604	$21,276
The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2024 and 2023:

US$ MILLIONS	Unrealized Gains During 2024	Unrealized Losses During 2024	Net Change During 2024	Net Change During 2023
Foreign exchange derivatives	$90	$(11)	$79	$(115)
Interest rate and other derivatives	361	(360)	1	(397)
Commodity derivatives	1	(21)	(20)	(4)
	$452	$(392)	$60	$(516)
(a)Foreign Exchange
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2024 and 2023.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2024	2023	2024	2023
Foreign exchange contracts
British pounds	$997	$1,081	$1.26	$1.26
Canadian dollars	142	917	0.74	0.77
Australian dollars	184	433	0.66	0.69
European Union euros	406	433	1.11	1.11
Indian rupees	247	126	0.011	0.012
Brazilian real	291	—	0.153	—
Other(1)	193	541	—	—
	$2,460	$3,531

(1)Includes foreign exchange contracts at our operating subsidiaries intended to offset the risk associated with non-recourse borrowings in currencies other than the functional currency of the underlying operation, primarily in USD.
(b)Interest Rates
At December 31, 2024, Brookfield Infrastructure held interest rate and cross currency interest rate swap contracts having an aggregate notional amount of $19,108 million (2023: $17,632 million). Our partnership has an aggregate notional amount of $9,926 million floating interest rates derivatives that are benchmarked against the SOFR, $2,943 million floating interest rates derivatives that are benchmarked against the Canadian Overnight Repo Rate Average (“CORRA”), $2,585 million floating interest rates derivatives that are benchmarked against the Euro Interbank Offered Rate (“EURIBOR”), $681 million floating interest rates derivatives that are benchmarked against the bank bill swap rate, and $469 million floating interest rates derivatives that are benchmarked to the Sterling Overnight Index Average (“SONIA”).
Originally, certain loans and derivatives were benchmarked against the CDOR. However, in 2024, the partnership transitioned these instruments to the CORRA. The group accounted for the change to CORRA using the practical expedient in IFRS 9, which allows the group to change the basis for determining the contractual cash flows prospectively by revising the effective interest rate.
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2024 and the comparative notional amounts at December 31, 2023, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2024				2023
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$761	$706	$—	$1,467	$1,815
Interest rate derivatives
Interest rate swaps, cross currency interest rate swaps and other	15	1,173	8	1,196	2,091
Commodity contracts	36	—	—	36	113
	$812	$1,879	$8	$2,699	$4,019
Elected for hedge accounting
Foreign exchange derivatives	$195	$569	$229	$993	$1,716
Interest rate derivatives
Interest rate and cross currency interest rate swaps	1,475	8,212	8,225	17,912	15,541
	$1,670	$8,781	$8,454	$18,905	$17,257
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2024 and 2023 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2024			2023
AS AT AND FOR THE YEARS ENDED (US$ MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$17,932	$(5)	$10	$16,457	$(459)	$(9)
Net investment hedges	973	41	—	800	(27)	—
	$18,905	$36	$10	$17,257	$(486)	$(9)
Our partnership settles the difference between the contracted fixed and floating rates of its interest rate swaps on a net basis. All interest rate swap contracts exchanging floating rate interest amounts for fixed rate interest amounts are designated as cash flow hedges in order to reduce our partnership’s cash flow exposure resulting from variable interest rates on borrowings. The interest rate swaps and the interest payments on the borrowings occur simultaneously and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on borrowings affect profit or loss.